Result on disposal of group companies - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Table]
Gain loss on disposal of companies	€ (29)	€ (3)	€ 117
ING Austria [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Table]
Gain loss on disposal of companies	(26)
Makelaarsland [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Table]
Gain loss on disposal of companies	€ (3)
Cel Data Services [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Table]
Gain loss on disposal of companies		(3)
Assets disposed of		€ 4
ING Mauritius [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Table]
Gain loss on disposal of companies			€ 119